Note 2 - Equity Compensation Plans and Capital Stock (Details Textual)	12 Months Ended
	Mar. 31, 2016 USD ($) $ / shares shares	Mar. 31, 2015 USD ($) shares
Cumulative Preferred Stock [Member]
Preferred Stock, Shares Issued | shares	0	0
Preferred Stock, Shares Authorized | shares	1,000,000
Preferred Stock, Par or Stated Value Per Share | $ / shares	$ 1
Number of Equity Compensation Plans	0	0
Allocated Share-based Compensation Expense | $	$ 0	$ 0
Stock Granted, Value, Share-based Compensation, Gross | $	$ 0	$ 0